Taxes (Details 2) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 197,928	$ 806,941
Allowance on receivables	4,610,708	2,411,270
Allowance on inventory	0	76,551
Valuation allowance on net operating loss	(4,808,636)	(3,294,762)
Total	$ 0	$ 0